Impairments (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Impairment details
Established losses		kr (113)		kr (113)
Reserves applied to cover established credit losses		113		113
Recovered credit losses	kr 3	0	kr 1	3	kr 2	kr 4
Net credit losses	kr 46	(327)	(256)	kr (281)	(239)	kr (585)
Loans and off balance
Provision ratio	0.28%			0.28%		0.23%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 352,939			kr 352,939		kr 346,506
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	277,650			277,650		284,060
Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	75,289			75,289		62,446
Accumulated impairment
Loans and off balance
Loans and off balance	(983)			(983)		(795)	kr (223)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(972)			(972)		(757)
Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	(11)			(11)		(38)
12-month expected credit losses
Impairment details
Net credit losses	kr 36	48	(3)	kr 84	1	(36)
Loans and off balance
Provision ratio	0.03%			0.03%
12-month expected credit losses | Gross carrying amount
Loans and off balance
Loans and off balance	kr 287,709			kr 287,709
12-month expected credit losses | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	237,063			237,063
12-month expected credit losses | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	50,646			50,646
12-month expected credit losses | Accumulated impairment
Loans and off balance
Loans and off balance	(85)			(85)		(167)
12-month expected credit losses | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(77)			(77)
12-month expected credit losses | Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	(8)			(8)
Lifetime expected credit losses | Financial instruments not credit-impaired
Impairment details
Net credit losses	kr 14	40	2	kr 54	7	(40)
Loans and off balance
Provision ratio	0.02%			0.02%
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 50,797			kr 50,797
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	31,377			31,377
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	19,420			19,420
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(8)			(8)		(61)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(7)			(7)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	(1)			(1)
Lifetime expected credit losses | Financial instruments credit-impaired
Impairment details
Net credit losses	kr (7)	kr (415)	kr (256)	kr (422)	kr (249)	(513)
Loans and off balance
Provision ratio	6.17%			6.17%
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 14,433			kr 14,433
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	9,210			9,210
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	5,223			5,223
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(890)			(890)		kr (567)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(888)			(888)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	kr (2)			kr (2)